Pensions and other post-employment benefits - Amount Recognised in Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	£ 136	£ 242
Post-employment benefit assets recognised on the consolidated balance sheet	25	11
Post-employment benefit obligations recognised on the consolidated balance sheet	(161)	(253)
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	52	142	£ 182
Net post retirement obligations
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	84	100	£ 113
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	52	142
Post-employment benefit assets recognised on the consolidated balance sheet	25	11
Post-employment benefit obligations recognised on the consolidated balance sheet	(77)	(153)
Plan assets, at fair value	£ 594	£ 680